UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust, Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Insured Municipal Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
            08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.9%	Alabama State, Federal Highway Authority Revenue Bonds, GANS, Series
	A, 4.50%, 3/01/11 (a)	$1,410	$1,469,897
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
	Refunding Bonds, Series A, 4.375%, 1/01/11 (b)	1,000	1,045,970
			2,515,867
Alaska - 6.4%	Anchorage, Alaska, GO, Refunding, Series B, 4.625%, 7/01/10 (c)	6,000	6,275,700
	Anchorage, Alaska, GO, Refunding, Series B, 4.125%, 7/01/11 (a)	9,295	9,707,140
	University of Alaska, Revenue Refunding Bonds, Series K, 3.75%,
	10/01/10(c)	1,260	1,291,160
			17,274,000
Arizona - 0.4%	Mesa, Arizona, GO, Refunding, Series A, 3.75%, 7/01/10 (c)	1,030	1,050,703
Arkansas - 0.2%	Little Rock, Arkansas, Capital Improvement, GO, 4%, 4/01/11 (b)	500	519,195
California - 5.7%	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 3.60%, 5/01/10 (d)	5,000	5,089,150
	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 3.70%, 5/01/11 (a)	3,500	3,569,930
	California State, GO, 6.80%, 11/01/10 (c)	145	145,516
	Contra Costa, California, Transportation Authority, Sales Tax Revenue
	Bonds, Series A, 6.50%, 3/01/09 (c)(e)	3,145	3,251,804
	Los Angeles County, California, Capital Asset Leasing Corporation,
	Leasehold Revenue Refunding Bonds, 6.05%, 12/01/10 (d)	3,065	3,297,235
			15,353,635
Colorado - 1.2%	Weld County, Colorado, Greeley School District Number 006 (Greeley),
	GO, Refunding, 3.75%, 12/01/10 (b)	3,245	3,350,625
Delaware - 0.4%	Delaware River and Bay Authority Revenue Bonds, 3.75%,
	1/01/11(a)	1,015	1,036,528
District of Columbia - 4.0%	District of Columbia, GO, Refunding, Series B, 5.50%,
	6/01/11 (b)	10,000	10,839,800
Florida - 1.3%	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), VRDN, Series A-2, 1.35%,
	10/01/41 (b)(f)	1,100	1,100,000
	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%,
	10/01/10 (b)	2,320	2,487,945
			3,587,945
Hawaii - 0.4%	University of Hawaii, University System Revenue Bonds, Series A,
	3.875%, 7/15/10 (c)	1,000	1,021,940

Portfolio Abbreviations
To simplify the listings of BlackRock Insured Municipal Term Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development	PCR	Pollution Control Revenue Bonds
	Authority	VRDN	Variable Rate Demand Notes
GANS	Grant Anticipation Notes

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Illinois - 16.2%	Chicago, Illinois, GO, Refunding, Series A, 4.375%, 1/01/11 (d)	$4,000	$4,177,360
	Chicago, Illinois, GO, Refunding, Series A, 5%, 1/01/11 (a)	1,790	1,898,832
	Chicago, Illinois, Park District, GO, Refunding, Series A, 3.50%,
	1/01/10 (c)(e)	3,120	3,178,406
	Chicago, Illinois, Park District, GO, Refunding, Series A, 4%,
	1/01/11 (c)(e)	3,695	3,838,292
	Du Page and Will Counties, Illinois, Community School District Number
	204 (Indian Prairie), GO, 4.25%, 12/30/10 (c)(e)	1,750	1,831,848
	Du Page and Will Counties, Illinois, Community School District Number
	205 (Elmhurst), GO, 4.50%, 1/01/11 (c)	685	710,797
	Du Page and Will Counties, Illinois, Community School District Number
	205 (Elmhurst), GO, 4.50%, 1/01/11 (c)(e)	315	331,374
	Du Page County, Illinois, Forest Preserve District, GO, 6%,
	11/01/10 (g)	5,000	4,655,000
	Du Page County, Illinois, Forest Preserve District, GO, 6.05%,
	11/01/11 (g)	11,965	10,696,112
	Illinois State, GO, 1st Series, 4.50%, 2/01/11 (c)	1,500	1,571,865
	Illinois State, GO, 1st Series, 5.25%, 2/01/11 (c)	4,000	4,272,880
	Illinois State, GO, 1st Series, 4.50%, 4/01/11 (c)	2,000	2,104,840
	Kane and Du Page Counties, Illinois, Community Unit School District 303
	(Saint Charles), GO, Series A, 4%, 1/01/11 (b)	2,265	2,346,110
	Orland Park, Illinois, GO, Series A, 3.50%, 12/01/10 (c)	1,025	1,049,662
	Rockford, Illinois, School District Number 205, GO, Refunding, 4.30%,
	2/01/11 (c)	1,075	1,110,615
			43,773,993
Indiana - 4.0%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 4.50%, 1/01/11 (d)	2,635	2,738,476
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
	Bonds (Waterworks Project), Series A, 4.25%, 7/01/10 (a)	2,085	2,164,272
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
	Bonds (Waterworks Project), Series A, 4.375%, 1/01/11 (a)	2,815	2,938,297
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
	Bonds (Waterworks Project), Series A, 4.375%, 7/01/11 (a)	2,950	3,097,028
			10,938,073
Kansas - 0.8%	Kansas State Development Finance Authority, Public Water Supply,
	Revolving Loan Fund Revenue Bonds, Series 2, 4.125%,
	4/01/10 (d)	1,025	1,059,532
	Kansas State Development Finance Authority, Public Water Supply,
	Revolving Loan Fund Revenue Bonds, Series 2, 4.25%,
	4/01/11 (d)	1,000	1,045,260
			2,104,792

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Kentucky - 3.7%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 5.43%,
	10/01/10 (a)(g)	$10,890	$10,078,913
Louisiana - 1.9%	Louisiana Public Facilities Authority, Revenue Refunding Bonds (Ochsner
	Clinic Foundation Project), Series A, 4%, 5/15/11 (a)(e)	5,000	5,197,800
Michigan - 2.4%	Detroit, Michigan, GO, 4%, 4/01/10 (a)	1,580	1,611,063
	Detroit, Michigan, GO, 4%, 4/01/11 (a)	1,955	1,996,759
	Wyandotte, Michigan, City School District, School Building and Site, GO,
	Refunding, 4%, 5/01/11 (a)	2,810	2,919,281
			6,527,103
Minnesota - 1.7%	Hopkins, Minnesota, Independent School District Number 270, GO,
	Refunding, Series B, 4%, 2/01/11 (b)	2,800	2,907,352
	Southern Minnesota Municipal Power Agency, Power Supply System,
	Revenue Refunding Bonds, Series B, 5.75%, 1/01/11 (e)	1,680	1,749,653
			4,657,005
Nevada - 2.0%	Director for the State of Nevada, Department of Business and Industry
	Revenue Bonds (Las Vegas Monorail Company), CABS,
	5.28%, 1/01/11 (d)(g)	3,795	3,183,701
	Director for the State of Nevada, Department of Business and Industry
	Revenue Bonds (Las Vegas Monorail Company), CABS,
	5.38%, 1/01/12 (d)(g)	2,870	2,250,539
			5,434,240
New Hampshire - 0.4%	New Hampshire Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A,
	1.90%, 8/01/31 (b)(f)	1,000	1,000,000
New Jersey - 0.4%	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 3.375%, 12/01/10 (b)	1,000	1,024,630
New Mexico - 3.0%	Las Cruces, New Mexico, School District Number 002, GO, 5.25%,
	8/01/11 (b)	1,750	1,805,353
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 4.20%, 6/01/10 (a)	1,015	1,051,865
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 3.40%, 6/01/11 (a)	1,304	1,330,184
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 4.30%, 6/01/11 (a)	1,370	1,434,650
	New Mexico State Highway Commission, Tax Revenue Refunding Bonds,
	Subordinate Lien, Series B, 4.75%, 6/15/11 (d)(e)	2,230	2,371,092
			7,993,144
New York - 6.7%	Babylon, New York, IDA, Residential Recovery Revenue Refunding Bonds
	(Ogden Martin Project), VRDN, 1.97%, 1/01/19 (b)(f)	3,180	3,180,000
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.50%, 12/01/10 (d)	8,950	9,569,519
	New York State Thruway Authority, State Personal Income Tax,
	Transportation Revenue Bonds, Series A, 5%, 3/15/11 (b)	5,000	5,336,850
			18,086,369

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
North Carolina - 1.9%	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
	System Revenue Bonds (Carolinas Healthcare System), VRDN, Series D,
	2.10%, 1/15/43 (f)	$5,100	$5,100,000
Ohio - 0.8%	Akron, Ohio, GO, Refunding, 4%, 12/01/10 (a)	1,000	1,038,700
	University of Cincinnati, Ohio, General Receipts Revenue Bonds, 3.50%,
	6/01/09 (d)	1,015	1,028,845
			2,067,545
Oregon - 3.6%	Lane County, Oregon, School District Number 4J (Eugene), GO, Advance
	Refunding, 3.75%, 1/01/11 (b)	1,995	2,054,371
	Washington and Clackamas Counties, Oregon, School District Number
	23J (Tigard-Tualatin), GO, 4%, 6/15/10 (a)	3,820	3,947,664
	Washington and Clackamas Counties, Oregon, School District Number
	23J (Tigard-Tualatin), GO, 4%, 6/15/11 (a)	3,720	3,869,060
			9,871,095
Pennsylvania - 6.4%	Dauphin County, Pennsylvania, General Authority, Hospital Revenue
	Refunding Bonds (Hapsco Group - Western Pennsylvania Hospital
	Project), Series B, 6.25%, 7/01/08 (a)(e)	965	975,769
	Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 2.10%,
	12/01/28 (b)(f)	450	450,000
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (UPMC Health System), Series A, 5.25%, 8/01/10 (b)	7,500	7,833,000
	Pennsylvania State Public School Building Authority, School Revenue
	Bonds (York School District Project), 4.75%, 5/01/11 (b)	1,075	1,140,833
	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN,
	Series 6, 2.07%, 8/01/31 (b)(f)	1,300	1,300,000
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding
	Bonds, 5.625%, 6/15/08 (d)	2,100	2,116,065
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding
	Bonds, VRDN, 2.05%, 6/15/23 (b)(f)	300	300,000
	Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer
	System Revenue Refunding Bonds, First Lien, VRDN,
	Series B-1, 1.78%, 9/01/33 (b)(f)	2,000	2,000,000
	Wilson, Pennsylvania, School District, GO, Refunding, 2nd Series, 4%,
	5/15/10 (b)	1,250	1,291,138
			17,406,805
Rhode Island - 2.0%	Rhode Island Clean Water Finance Agency, Water PCR, 6.70%,
	10/01/10 (a)	235	239,721
	Rhode Island State and Providence Plantations, GO, Refunding
	(Consolidated Capital Development Loan), Series B, 4.20%,
	6/01/10 (c)	5,000	5,196,300
			5,436,021

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Tennessee - 0.8%	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding
	Bonds, 4.45%, 2/01/10 (b)	$1,005	$1,042,446
	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding
	Bonds, 4.65%, 2/01/11 (b)	1,100	1,159,939
			2,202,385
Texas - 15.9%	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.70%, 5/01/10 (b)	770	790,320
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.70%, 5/01/10 (b)(e)	315	323,215
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.80%, 5/01/11 (b)	775	800,815
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.80%, 5/01/11 (b)(e)	315	325,304
	Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding Bonds,
	Senior Lien, 4.30%, 12/01/10 (d)	2,000	2,092,780
	Harris County, Texas, GO, CABS, Refunding, Sub-Series B, 6.867%,
	8/15/08 (c)(g)	2,255	2,235,855
	Harris County, Texas, GO, CABS, Refunding, Sub-Series B, 6.867%,
	8/15/08 (c)(e)(g)	330	327,466
	Harris County, Texas, Tax Road, GO, Refunding, Series A, 5%,
	10/01/10 (b)	1,500	1,590,705
	Houston, Texas, Area Water Corporation, Contract Revenue Bonds
	(Northeast Water Purification Project), 4.50%, 3/01/11 (c)(e)	2,490	2,578,843
	Houston, Texas, GO, Refunding, Series A, 5%, 3/01/11 (a)	5,000	5,326,150
	Houston, Texas, GO, Refunding, Series A-1, 5%, 3/01/11 (a)	2,000	2,130,460
	Houston, Texas, Water and Sewer System, Revenue Refunding Bonds,
	Junior Lien, Series C, 4.642%, 12/01/10 (d)(g)	10,440	9,671,720
	Katy, Texas, Independent School District, GO, CABS, Refunding,
	Series A, 4.87%, 2/15/11 (g)(h)	5,550	5,086,409
	North Central Health Facility Development Corporation, Texas, Hospital
	Revenue Bonds (Baylor Health Care System Project), VRDN, Series B, 2%,
	8/15/30 (b)(f)	300	300,000
	Texas Municipal Power Agency, Revenue Refunding Bonds, 5.50%,
	9/01/10 (a)	4,000	4,251,840
	Texas State Public Financing Authority, Revenue Refunding Bonds, 4%,
	2/01/11 (c)	2,245	2,311,025
	Texas Tech University Financing System, Revenue Refunding Bonds, 9th
	Series, 5%, 2/15/11 (d)	1,250	1,328,725
	University of Houston, Texas, University Revenue Bonds, Series A, 4%,
	2/15/10 (b)	1,500	1,544,625
			43,016,257

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Utah - 2.4%	Intermountain Power Agency, Utah, Power Supply Revenue Refunding
	Bonds, Series A, 5.25%, 7/01/11 (a)	$3,470	$3,598,772
	Salt Lake County, Utah, Water Conservancy District, Revenue Refunding
	Bonds, CABS, Series A, 6.839%, 10/01/10 (d)(g)	3,175	2,958,148
			6,556,920
Washington - 13.3%	Benton County, Washington, School District Number 017 (Kennewick),
	GO, Refunding, 4.50%, 12/01/10 (b)	7,345	7,725,324
	Chelan County, Washington, School District Number 246 (Wenatchee),
	GO, 4.50%, 12/01/10 (b)	1,000	1,051,780
	Clark County, Washington, Public Utility District Number 001, Electric
	Revenue Refunding Bonds, 4.50%, 1/01/11 (d)	3,000	3,117,810
	Clark County, Washington, School District Number 114 (Evergreen), GO,
	4.125%, 12/01/10 (b)	2,040	2,126,027
	Tacoma, Washington, GO, 4.625%, 12/01/10 (c)	1,010	1,054,703
	Washington State, GO, Series A, 5.50%, 7/01/09 (a)(i)	5,000	5,231,950
	Washington State Public Power Supply System, Revenue Refunding
	Bonds (Nuclear Project Number 2), Series A, 6.44%,
	7/01/10 (a)(g)	3,745	3,520,225
	Washington State Public Power Supply System, Revenue Refunding
	Bonds (Nuclear Project Number 2), Series A, 6.44%,
	7/01/10 (a)(e)(g)	9,160	8,635,132
	Washington State Public Power Supply System, Revenue Refunding
	Bonds (Nuclear Project Number 3), CABS, Series A,
	4.61%, 7/01/10 (a)(g)	1,300	1,222,247
	Whatcom County, Washington, School District Number 503 (Blaine), GO,
	Refunding, 4.50%, 12/01/10 (b)	2,280	2,398,058
			36,083,256
West Virginia - 3.6%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/10 (a)	3,705	3,844,641
	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/11 (a)	4,420	4,619,254
	West Virginia School Building Authority, Capital Improvement Revenue
	Refunding Bonds, 4%, 7/01/11 (d)	1,170	1,205,744
			9,669,639
Wisconsin - 6.3%	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, 4.375%,
	1/01/11 (c)(e)	1,045	1,095,871
	University of Wisconsin, Hospitals and Clinics Authority, Revenue
	Refunding Bonds, VRDN, 1.95%, 4/01/29 (b)(f)	1,000	1,000,000
	Wisconsin State, Clean Water Revenue Refunding Bonds, Series 2, 4%,
	6/01/10 (a)	4,640	4,794,002
	Wisconsin State, Clean Water Revenue Refunding Bonds, Series 2, 4%,
	6/01/11 (a)	9,850	10,241,045
			17,130,918
Wyoming - 2.2%	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	1/15/10 (a)	1,325	1,355,170

BlackRock Insured Municipal Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	7/15/10 (a)	$1,450	$1,489,368
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	1/15/11 (a)	1,480	1,519,102
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	7/15/11 (a)	1,510	1,554,074
			5,917,714
	Total Investments (Cost - $319,451,781*) - 123.3%		333,824,855
	Other Assets Less Liabilities - 0.7%		1,976,766
	Preferred Shares, at Redemption Value - (24.0%)		(65,041,573)
	Net Assets Applicable to Common Shares - 100.0%		$270,760,048
*	The cost and unrealized appreciation (depreciation) of investments as of March 31,
	2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$319,518,818
	Gross unrealized appreciation	$14,514,832
	Gross unrealized depreciation	(208,795)
	Net unrealized appreciation	$14,306,037

(a)	MBIA Insured.

(b)	FSA Insured.

(c)	FGIC Insured.

(d)	AMBAC Insured.

(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity.

(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(h)	PSF Guaranteed.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.

BlackRock Insured Municipal Term Trust

Effective January 1, 2008, the BlackRock Insured Municipal Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$333,824,855
Level 3	0
Total	$333,824,855

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 22, 2008